LONG-TERM DEBT (Details 1) (USD $)	3 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Share price	$ 14.31	$ 6.56
Risk-free interest rate	1.25%	1.39%
Dividend yield	0.00%	0.00%
Expected volatility	56.60%	49.50%
Expected term	3 years 6 months	4 years 6 months